17. COMMITMENT AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
17. COMMITMENT AND CONTINGENCIES

Legal

From time-to-time, the Company may become subject to proceedings, lawsuits and other claims in the ordinary course of business including proceedings related to environmental and other matters. Such matters are subject to many uncertainties, and outcomes are not predictable with assurance. The Company is unaware of any claim or lawsuit as of December 31, 2011.

As of December 31, 2012, the Company was subject to litigation filed in Connecticut Superior Court in regards to 10,185,000 of the Company’s common shares. The only relief sought against the Company by the plaintiffs relate to the distribution of the Company’s shares. The Company agreed to a preliminary injunction directing the Company to not deliver common stock certificates to the defendants.

The Company is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and natural gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies.

Office Lease

The Company leases its primary office space under an operating lease which expires in 2015. Lease expense was approximately $90,000 (unaudited) for the six months ended June 30, 2013 and approximately $50,000 (unaudited) for the six months ended June 30, 2012. Lease expense was approximately $132,000 for the year ended December 31, 2012 and approximately $59,000 for the year ended December 31, 2011.

Aggregate future minimum annual rental payments in the years subsequent to December 31, 2012 are as follows:

Year ending December 31,
2013	$126,000
2014	101,000
2015	51,000
Total future minimum rental payments	$278,000

Employment Contracts

The Company has entered into employment contracts with its CEO, COO, and controller effective April 1, 2012 through March 2015 that provides for a minimum annual salary, restricted stock grants, and incentives based on the Company’s attainment of a business combination or initial public offering.

Aggregate future minimum commitments, excluding incentives and restricted stock grants, in the years subsequent to December 31, 2012 are as follows:

Year ending December 31,
2013	$453,000
2014	453,000
2015	113,000
Total future minimum employment contract payments	$1,019,000